Revenue and contract balances (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Contract Assets and Contract Liabilities

Contract assets and contract liabilities were as follows:

	Six months ended 30 June 2018	Six months ended 30 June 2017[1]	Year ended 31 December 2017[1]
	£m	£m	£m
Contract assets
Accrued income falling due within one year	3,672.4	3,379.4	3,205.8
Accrued income falling due after more than one year	21.8	21.9	20.5
	3,694.2	3,401.3	3,226.3
Contract liabilities
Deferred income	1,284.5	1,188.3	1,212.1

Note

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers, as described in note 2.